CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
CURRENT ASSETS
Cash and Cash Equivalents	$ 1,249,984	$ 4,342	$ 30,386
Accounts Receivable (Note 3)	162,539	108,982	44,741
Deposit	9,735	19,425,347
Deferred Financing Cost		20,000	25,000
Prepayment	16,179	2,505	1,942
TOTAL CURRENT ASSETS	1,438,437	19,561,176	102,069
NON-CURRENT ASSETS
Property, Plant and Equipment, net (Note 4)	20,518		9,790
Loan Receivable		1,574,654
Deferred Charges	544,080
TOTAL NON-CURRENT ASSETS	564,598	1,574,654	9,790
TOTAL ASSETS	2,003,035	21,135,830	111,859
CURRENT LIABILITIES
Accounts Payable and Accrued Liabilities (Note 5)	335,901	535,594	531,975
Unearned Revenue	407,937		856,909
TOTAL CURRENT LIABILITIES	743,838	535,594	1,388,884
NON-CURRENT LIABILITIES
Notes Payable (note 6)	941,616	995,912
TOTAL LIABILITIES	1,685,454	1,531,506	1,388,884
Going Concern (Note 1)
Commitments (Note 8)
Related Party Transactions (Note 13)
STOCKHOLDERS' DEFICIENCY
Common Stock: $ 0.0001 par value, Authorized: 250,000,000 shares; Issued and outstanding September 30, 2011: 95,935,047; 2012 and 2013: 89,036,000 (Notes 9,11,12)	8,904	8,904	9,594
Additional Paid-in Capital	2,618,170	38,568,360	17,593,112
Deficit	(2,479,443)	(19,122,924)	(19,045,635)
Accumulated Other Comprehensive Loss	(2,041)	(5,518)	(5,265)
Non-Controlling Interest (Note 7)	171,991	155,502	171,169
TOTAL STOCKHOLDERS' EQUITY/ (DEFICIENCY)	317,581	19,604,324	(1,277,025)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY/DEFICIENCY	$ 2,003,035	$ 21,135,830	$ 111,859